SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Other receivables	$ 700	$ 575
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Nonrelated Party [Member]	Nonrelated Party [Member]